Condensed Statements of Cash Flows (Unaudited) (Parenthetical) - shares			12 Months Ended
	Apr. 21, 2023	Apr. 14, 2023	Dec. 31, 2023
Common Class A [Member]
Stock redeemed during period, shares	17,910,004	17,910,004	17,910,004